Leases	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
LEASES

NOTE 8 – LEASES

The Company is a party to operating leases for its corporate offices, laboratory space and vehicles. The Company’s operating leases have remaining lease terms of up to 4.25 years, some of which include options to extend the leases for up to five years.

	Six months ended June 30,
(in thousands)	2021	2020

The components of lease expense were as follows:
Operating leases expenses	$139	$93
Supplemental consolidated cash flow information related to operating leases follows:
Cash used in operating activities	$135	$88
Non-cash activity:
Right of use assets obtained in exchange for new operating lease liabilities	$29	$-

	June 30,	December 31,
(in thousands)	2021	2020

Supplemental information related to operating leases, including location of amounts reported in the accompanying consolidated balance sheets, follows:
Other assets - Right-of-Use assets	$952	$920
Accumulated amortization	381	261
Operating lease Right-of-Use assets, net	$571	$659
Lease liabilities – current - Accounts payable and accrued liabilities	$210	$203
Lease liabilities – noncurrent - Other long-term liabilities	405	499
Total operating lease liabilities	$615	$702
Weighted average remaining lease term in years	3.14	3.64
Weighted average annual discount rate	11.9%	11.9%

Maturities of operating lease liabilities as of June 30, 2021, were as follows:
2021 (after June 30)	$130
2022	248
2023	191
2024	94
2025	69
Total undiscounted lease liability	$732
Less: Imputed interest	$(117)
Present value of lease liabilities	$615